9. INVESTMENTS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	R$ 173,145	R$ 147,800
Eliminations
To cost of sales	(42,806)	(40,823)
To taxes	14,554	13,880
Others
Amortization of fair value - investment in MRS	(11,746)	(11,746)
Others	2,559
Equity in results adjusted	135,706	109,111	R$ 64,918
MRS Logistica S.A.
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	194,403	171,905
CBSI - Companhia Brasileira de Servicos de Infraestrutura
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	4,501	1,785
Transnordestina
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	(20,429)	(21,357)
Arvedi Metalfer do Brasil
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	(5,087)	(4,368)
Others
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	R$ (243)	R$ (165)